Revenues and other income - Recognition of payments (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized	€ 49,676	€ 26,933		€ 87,583	€ 60,925
Retained earnings						€ (343,796)	€ (211,441)
Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Upfront Payments [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received			$ 300,000	275,558
Gilead Sciences, Inc | Collaboration Agreement for Filgotinib Subscription Agreement [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received				39,003
Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments			70,000			64,435
Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments			15,000			12,418
Servier | Collaboration Agreement For Osteoarthritis [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received				6,000
AbbVie | Collaboration Agreement for CF Upfront Payments [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received			45,000	34,001
AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments			77,500			68,310
AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments			$ 10,000			8,548
IAS18
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				71,063	56,872
Deferred income							219,343
IAS18 | Upfront and Milestone Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				50,097	56,872
Deferred income							219,343
IAS18 | Upfront Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				50,097	30,952
Deferred income							219,343
IAS18 | Milestone Payments for Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized					25,920
IAS18 | Milestone Payments for Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				20,966
IAS18 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Upfront Payments [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				43,215	27,114
Deferred income							187,449
IAS18 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib Subscription Agreement [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				6,116	3,838
Deferred income							26,532
IAS18 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized					9,354
IAS18 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				12,418
IAS18 | Servier | Collaboration Agreement For Osteoarthritis [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				766
Deferred income							5,362
IAS18 | AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized					€ 16,566
IAS18 | AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				8,548
IFRS 15
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				81,321
Deferred income							83,220
Retained earnings						(83,200)
IFRS 15 | Upfront and Milestone Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				69,734
Deferred income							83,220
IFRS 15 | Upfront Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				52,753
Deferred income							9,510
IFRS 15 | Milestone Payments for Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				16,980
Deferred income							73,710
IFRS 15 | Milestone Payments for Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				11,587
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Upfront Payments [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				43,215
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib Subscription Agreement [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				6,116
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				10,105
Deferred income							43,832
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				5,918
IFRS 15 | Servier | Collaboration Agreement For Osteoarthritis [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income							(5,362)
IFRS 15 | AbbVie | Collaboration Agreement for CF Upfront Payments [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				3,422
Deferred income							14,872
IFRS 15 | AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				6,875
Deferred income							29,878
IFRS 15 | AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized				€ 5,669
IFRS 15
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						242,208	302,563
IFRS 15 | Upfront and Milestone Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						232,829	302,563
IFRS 15 | Upfront Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						176,099	228,853
IFRS 15 | Milestone Payments for Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						56,730	73,710
IFRS 15 | Milestone Payments for Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						9,379
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Upfront Payments [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						144,234	187,449
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib Subscription Agreement [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						20,416	26,532
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						33,727	43,832
IFRS 15 | Gilead Sciences, Inc | Collaboration Agreement for Filgotinib - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						6,500
IFRS 15 | AbbVie | Collaboration Agreement for CF Upfront Payments [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						11,450	14,872
IFRS 15 | AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received Prior to December 31, 2017 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						23,003	€ 29,878
IFRS 15 | AbbVie | Collaboration Agreement for CF - Milestone Payments - Considerations Received in the six months ended June 30, 2018 [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income						€ 2,879